STOCKHOLDERS? EQUITY (Details) - $ / shares	Aug. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Aug. 31, 2020
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Preferred stock, shares authorized		1,000,000	1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized			50,000,000
Class A Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		45,000,000	45,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		4,343,415	3,172,650
Common stock, outstanding		4,343,415	3,172,650
Shares subject to possible redemption			14,077,350
Class B Common Stock
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		5,000,000	5,000,000
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares issued		4,312,500	4,312,500
Common stock, outstanding		4,312,500	4,312,500